CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income	$ 13,454	$ 13,346	$ 1,058
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	3,299	2,443	2,518
(Gain) / Loss on disposal of property and equipment	3	106	(1)
Share-based compensation	1,382	3,606	2,060
Unrealized foreign exchange (gain) / loss	1,132	(1,407)	(129)
Share of income and gain from equity method investment			(1,988)
Fair value change of equity investment without readily determinable fair values under the measurement alternative	(38,834)	(13,450)
Change in fair value of convertible promissory notes			(14,591)
Allowance for credit losses	407	(688)	(199)
Inventory (reversal when sold) / write-down	880	(108)	(458)
Deferred income tax	9,827	3,363
Changes in operating assets and liabilities:
Accounts receivable	(731)	859	(777)
Inventories	(2,957)	(2,455)	1,582
Prepaid expenses and other current assets	(2,837)	(2,005)	3,416
Amounts due from related parties	62	315	(377)
Long-term rental deposits	(511)	71	353
Accounts payable	6,582	(690)	4,702
Amounts due to related parties	(167)	(19)	(4,767)
Advance from customers	(8,490)	11,548	3,999
Accrued expenses and other current liabilities	15,808	14,373	5,292
Operating lease right-of-use assets	660	(10)	(11,976)
Operating lease liabilities	(740)	116	12,165
Net cash provided by / (used in) operating activities	(1,771)	29,314	1,882
Cash flows from investing activities
Purchase of property and equipment	(1,013)	(2,233)	(917)
Purchase of intangible assets	(56)
Capitalized internal use software	(827)	(1,627)
Proceeds from disposal of property and equipment	64	621	236
Proceeds from disposal of long-term investment	89	1,403
Net cash used in investing activities	(1,743)	(1,836)	(681)
Cash flows from financing activities
Principal repayment of finance leases	(44)	(991)	(300)
Proceeds from issuance of ordinary shares	268
Repurchase of ordinary shares		(2,695)	(251)
Payment for acquisition of non-controlling interest	(1,544)
Net cash used in financing activities	(1,320)	(3,686)	(551)
Net increase / (decrease) in cash, cash equivalents and restricted cash	(4,834)	23,792	650
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(1,093)	1,292	(7)
Cash, cash equivalents and restricted cash at beginning of year	65,529	40,445	39,802
Cash, cash equivalents and restricted cash at end of year	59,602	65,529	40,445
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	55,942	61,477	37,736
Restricted cash	3,660	4,052	2,709
Total cash and cash equivalents and restricted cash	59,602	65,529	40,445
Supplemental cash flow information:
Income taxes paid	(11)	(27)	(133)
Interest expense paid	(13)	(92)	(66)
Noncash investing activities:
Purchase of property and equipment included in accrued expenses and other current liabilities			758
Disposal of property and equipment included in prepaid expenses and other current assets			(400)
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$ 4,655	$ 10,261	10,060
Disposal of long-term investment included in amounts due from related parties			$ (4,223)